CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Unrealized gain on available-for-sale securities, tax	$ 46,000	$ 43,000	$ 51,000